Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets

3.    Prepaid Expenses and Other Current Assets

Prepaid expenses and other currents assets were comprised of the following at September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Prepaid purchase orders	$2,850	$126
Prepaid insurance	662	69
Deposits	237	114
Other receivables	262	94
Prepaid expenses and other current assets	$4,011	$403

Prepaid purchase orders have increased primarily related to deposits with vendors for steel and generators used in the manufacturing and operation of our systems.

Solaris LLC
Prepaid Expenses and Other Current Assets

3.        Prepaid Expenses and Other Current Assets

Prepaid expenses and other currents assets were comprised of the following at December 31:

	2016	2015
Prepaid purchase orders	$126	$200
Prepaid insurance	69	100
Prepaid operating expenses	114	79
Other receivables	94	133
Prepaid expenses and other current assets	$403	$512